Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule of Held-To-Maturity Investments Estimated Fair Value of Investments
	Amortized Cost	Gross Unrealized Losses	Estimated Fair Value
2015
Certificates of deposit, commercial paper	$6,690	$5	$6,685
2014
Certificates of deposit, commercial paper	$10,699	$2	$10,697

Schedule of Maturities of Held-To-Maturity Investments

The maturities of held-to-maturity investments at December 31, 2015 and 2014, respectively were as follows (in thousands):

	Less than 1 Year	Total
2015
Certificates of deposit, commercial paper	$6,690	$6,690
2014
Certificates of deposit, commercial paper	$10,699	$10,699